Derivative Instruments Level 4 Derivative Balance Sheet Classification (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ (109)	$ 100
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	247	507
Derivative Asset, Notional Amount	43,623	35,535
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	(356)	(407)
Derivative Asset		212
Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		36
Derivative Liability	(39)	(137)
Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(7)	(91)
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	160	84
GMWB Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	73	71
Derivative Asset, Notional Amount	6,982	7,793
Macro Hedge Program [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	49	132
Derivative Liability	163	(115)
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	41	25
Fair Value Hedging [Member] | Equity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(2)	(25)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Asset, Notional Amount	10	0
Designated as Hedging Instrument [Member] | Currency Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Asset, Notional Amount	10	0
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(109)	100
Derivative Asset, Fair Value, Gross Asset	247	507
Derivative Liability, Fair Value, Gross Liability	(356)	(407)
Derivative Asset, Notional Amount	43,613	35,535
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	1,300	1,500
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps and Futures [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(39)	(101)
Derivative Asset, Fair Value, Gross Asset	11	38
Derivative Liability, Fair Value, Gross Liability	(50)	(139)
Derivative Asset, Notional Amount	3,082	3,152
Not Designated as Hedging Instrument [Member] | Foreign Currency Swaps and Forwards [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(7)	(9)
Derivative Asset, Fair Value, Gross Asset	9	7
Derivative Liability, Fair Value, Gross Liability	(16)	(16)
Derivative Asset, Notional Amount	225	225
Not Designated as Hedging Instrument [Member] | Three Win Related Foreign Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	(82)
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	(82)
Derivative Asset, Notional Amount	0	270
Not Designated as Hedging Instrument [Member] | Credit Default Swap, Buying Protection [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(1)	(1)
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	(1)	(1)
Derivative Asset, Notional Amount	40	45
Not Designated as Hedging Instrument [Member] | Credit Default Swap, Selling Protection [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	3
Derivative Asset, Fair Value, Gross Asset	0	3
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Asset, Notional Amount	0	372
Not Designated as Hedging Instrument [Member] | Credit Derivatives in Offsetting Positions [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	5
Derivative Liability, Fair Value, Gross Liability	0	(5)
Derivative Asset, Notional Amount	0	43
Not Designated as Hedging Instrument [Member] | Equity Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Asset, Notional Amount	2,000	0
Not Designated as Hedging Instrument [Member] | GMWB Product Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	5	(80)
Derivative Asset, Fair Value, Gross Asset	23	0
Derivative Liability, Fair Value, Gross Liability	(18)	(80)
Derivative Asset, Notional Amount	8,717	9,957
Not Designated as Hedging Instrument [Member] | GMWB Reinsurance [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	17	40
Derivative Asset, Fair Value, Gross Asset	17	40
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Asset, Notional Amount	1,869	2,115
Not Designated as Hedging Instrument [Member] | GMWB Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	73	71
Derivative Asset, Fair Value, Gross Asset	89	114
Derivative Liability, Fair Value, Gross Liability	(16)	(43)
Derivative Asset, Notional Amount	6,982	7,793
Not Designated as Hedging Instrument [Member] | Macro Hedge Program [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(114)	247
Derivative Asset, Fair Value, Gross Asset	98	288
Derivative Liability, Fair Value, Gross Liability	(212)	(41)
Derivative Asset, Notional Amount	19,879	10,765
Not Designated as Hedging Instrument [Member] | Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(43)	12
Derivative Asset, Fair Value, Gross Asset	0	12
Derivative Liability, Fair Value, Gross Liability	(43)	0
Derivative Asset, Notional Amount	819	798
Available-for-sale Securities, Debt Securities [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Derivative Asset, Notional Amount	43	41
Other Policyholder Funds and Benefits Payable [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	5	(80)
Derivative Asset, Fair Value, Gross Asset	23	0
Derivative Liability, Fair Value, Gross Liability	(18)	(80)
Derivative Asset, Notional Amount	8,717	9,957
Reinsurance Recoverable Including Reinsurance Premium Paid [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(26)	52
Derivative Asset, Fair Value, Gross Asset	17	52
Derivative Liability, Fair Value, Gross Liability	(43)	0
Derivative Asset, Notional Amount	2,688	2,914
Other Investments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	72	212
Derivative Asset, Fair Value, Gross Asset	83	248
Derivative Liability, Fair Value, Gross Liability	(11)	(36)
Derivative Asset, Notional Amount	5,779	11,000
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(160)	(84)
Derivative Asset, Fair Value, Gross Asset	124	207
Derivative Liability, Fair Value, Gross Liability	(284)	(291)
Derivative Asset, Notional Amount	26,396	11,623
Derivative Financial Instruments, Liabilities [Member] | Other Investments and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(295)	(327)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	91	147
Derivative Liability	(160)	(84)
Derivative, Collateral, Right to Reclaim Cash	44	96
Derivative Liability, Fair Value of Collateral	204	178
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	2
Derivative Financial Instruments, Assets [Member] | Other Investments and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	207	455
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	187	352
Derivative Asset	72	212
Derivative, Collateral, Obligation to Return Cash	(52)	(109)
Derivative Asset, Fair Value of Collateral	8	65
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 12	$ 38